As filed with the Securities and Exchange Commission on March 12, 2020
1933 Act Registration File No. 033-08746
1940 Act File No. 811-04840

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	80	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	82	[X]

THE TOCQUEVILLE TRUST
(Exact Name of Registrant as Specified in Charter)

40 West 57th Street, 19th Floor
New York, New York 10019
(Address of Principal Executive Offices) (Zip Code)
(Registrant’s Telephone Number, including Area Code) (212) 698-0800

Robert Kleinschmidt
President
The Tocqueville Trust
40 West 57th Street, 19th Floor
New York, New York 10019
(Name and Address of Agent for Service)

Copies to:
Michael R. Rosella, Esq.
Paul Hastings LLP
200 Park Avenue
New York, New York 10166

It is proposed that this filing will become effective (check appropriate box)

[X] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a) (1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

[X]
This Post-Effective Amendment (“PEA”) No. 80 to the Registration Statement of The Tocqueville Trust (the “Trust”) on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 79 on Form N-1A filed February 28, 2020. This PEA No. 80 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 79 to the Company’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 80 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 80 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 11th day of March, 2020.

THE TOCQUEVILLE TRUST
By: /s/ Robert Kleinschmidt
Robert Kleinschmidt
Chairman and President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 80 to its Registration Statement has been signed below on March 11, 2020, by the following persons in the capacities indicated.

Signatures	Title

/s/ Robert Kleinschmidt	Chairman, President and Trustee
Robert Kleinschmidt

/s/ Helen Balk	Treasurer
Helen Balk

James W. Gerard*	Trustee
Alexander Douglas*	Trustee
Charles F. Gauvin*	Trustee

/s/ Cleo Kotis
Cleo Kotis
Attorney-in-Fact*

*    Executed copies of the Powers of Attorney are incorporated herein by reference to Post-Effective Amendment No. 79 to the Registration Statement on Form N-1A filed on February 28, 2020.

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE

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